Income taxes	12 Months Ended
Dec. 31, 2020
Income taxes
Income taxes

19.         Income taxes

The Company is subject to Income Tax (“ISR”), whose tax rate was 30% for 2020, 2019 and 2018, and will continue to be 30% for later years.

a.            Income tax are as follows:

	Year ended December 31,
	2020		2019		2018
Current ISR	Ps.	480,232	Ps.	1,329,867	Ps.	1,113,712
Deferred ISR		(85,731)		42,355		7,691
Income tax expense	Ps.	394,501	Ps.	1,372,222	Ps.	1,121,403

b.            As of December 31, 2020, 2019 and 2018, the principal items comprising the balance of the deferred ISR asset (liability) were:

			December 31,
	2020		2019		2018
Liabilities:
Provisions, allowances and labor obligations	Ps.	244,982	Ps.	157,560	Ps.	163,406
Investment in airport concessions, property, leasehold improvements and equipment, net		(426,325)		(407,173)		(401,735)
Tax loss carryforwards (1)		15,883		14,937		25,563
Recoverable tax on assets (2)		28,619		28,619		28,619
Others		3,013		3,340		—
Total liabilities	Ps.	(133,828)	Ps.	(202,717)	Ps.	(184,147)
Assets:
Provisions, allowances and labor obligations	Ps.	230,532	Ps.	205,834	Ps.	188,294
Investments in airport concessions, property, leasehold improvements and equipment, net		(172,806)		(184,649)		(179,805)
Tax loss carryforwards(1)		268,930		285,045		308,450
Others		(8,898)		(9,226)		—
Total assets	Ps.	317,758	Ps.	297,004	Ps.	316,939
Net deferred ISR asset	Ps.	183,930	Ps.	94,287	Ps.	132,792
(1)

As of December 31, 2020, 2019 and 2018, the Company recognized a deferred tax asset of Ps. 284,813, Ps. 299,982 and Ps. 334,013,  respectively, corresponding to the tax losses generated by its subsidiaries. All subsidiaries of the Company expect to benefit from losses in future years based on projections of taxable income and various strategies with favorable tax consequences.

(2)

The Company recognized the IMPAC paid during 2002 through 2007. In 2013, the Company recognized the deferred tax asset, which it expects to recover subject to certain conditions established in the Income Tax Law. The updated amount as of December 31, 2020 was Ps. 28,619.

c.            The changes in deferred tax during the year are as follows:

			December 31,
	2020		2019		2018
Beginning balance of deferred tax liability, net	Ps.	94,287	Ps.	132,792	Ps.	150,953
Deferred ISR in profit or loss		85,731		(42,355)		(7,691)
Recoverable tax on assets		—		—		(10,466)
Income tax effects recognized in other comprehensive income		3,912		3,850		(4)
Ending balance of deferred tax asset, net	Ps.	183,930	Ps.	94,287	Ps.	132,792

d.             The reconciliation of the statutory income tax rate and the effective income tax rate as a percentage of net income before income tax is as follows:

		Year ended December 31,
	2020			2019			2018
	Amount		Rate %	Amount		Rate %	Amount		Rate %
Income before income taxes	Ps.	1,492,380		Ps.	4,599,656		Ps.	3,985,582
Current ISR		480,232			1,329,867			1,113,712
Deferred ISR		(85,731)			42,355			7,691
Income tax expense and effective rate	Ps.	394,501	26.43%	Ps.	1,372,222	29.83%	Ps.	1,121,403	28.14%
Add effects of permanent differences, primarily, non-deductible expenses and inflationary effects for financial and tax purposes.		53,213	3.57%		7,675	0.17%		74,272	1.86%
Statutory rate	Ps.	447,714	30.00%	Ps.	1,379,897	30.00%	Ps.	1,195,675	30.00%

e.            Each airport concession has received approval from the Ministry of Finance and Public Credit (Secretaría de Hacienda y Crédito Público) to carry forward their tax losses up to the earlier of the date of which such tax loss carryforwards are utilized by the airport or the date of expiration or liquidation of the concession. The base years and amounts as of December 31, 2020 are as follows:

	Tax loss
Year of Origin	carryforwards
2001	Ps.	5,999
2002		160,499
2003		197,796
2004		229,480
2005		28,073
2006		18,953
2007		78,672
2008		34,168
2009		5,648
2011		32,203
2012		56,125
2013		15,549
2018		5,370
2019		21,248
2020		25,011
	Ps.	914,794

f.            In addition to the tax loss carryforwards of the airport concessionaires aforementioned, the Company has tax losses of other subsidiaries other than its concessionaires in the amount of Ps.34,826 the duration of which is 10 years under the Income Tax Law, and the expiration date of which is between 2020 and 2028.

g.            In 2020, the Company utilized tax loss carryforwards in the amount of Ps.133,053.

i.The balances of shareholders’ equity tax accounts as of December 31 are:

	December 31,
	2020		2019		2018
Contributed capital account	Ps.	4,694,822	Ps.	4,584,512	Ps.	4,458,342
Net consolidated tax profit account		3,144,619		2,878,878		1,684,563
Total	Ps.	7,839,441	Ps.	7,463,390	Ps.	6,142,905

j.            Dividends paid from profits generated from January 1, 2014 to individuals residing in Mexico and residents abroad may be subject to additional income taxes of up to 10%, which shall be retained by the Company.